Risk information - Net exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	kr 341,277	kr 359,484
Cash collateral under the security agreements for derivative contracts	6,858	3,201
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,259	5,219
Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,419	4,150
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	43,237	52,843
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	47,485	48,726
Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,939	13,529
Loans to the public
Disclosure of detailed information about financial instruments [line items]
Financial assets	200,216	224,354
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,721	10,643
Shares
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	20
Credit risk
Disclosure of detailed information about financial instruments [line items]
Adjustment to carrying amount from exposure	6,800	5,500
Net exposure	426,900	420,500
Carrying amount	kr 433,600	kr 426,000
Percentage of net exposures	100.00%	100.00%
Credit risk | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 216,800	kr 197,600
Percentage of net exposures	50.80%	47.00%
Credit risk | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 11,400	kr 18,700
Percentage of net exposures	2.70%	4.50%
Credit risk | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 5,100	kr 7,000
Percentage of net exposures	1.20%	1.70%
Credit risk | Public sector entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 0	kr 1,000
Percentage of net exposures	0.00%	0.20%
Credit risk | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 32,200	kr 34,100
Percentage of net exposures	7.50%	8.10%
Credit risk | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 161,300	kr 162,100
Percentage of net exposures	37.80%	38.50%
Credit risk | Equity exposures
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 0	kr 0
Percentage of net exposures		0.00%
Credit risk | Financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	342,000	kr 359,700
Adjustment to carrying amount from exposure	6,800	5,700
Credit risk | Financial assets | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	140,500	148,300
Credit risk | Financial assets | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	10,900	18,100
Credit risk | Financial assets | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	5,100	7,000
Credit risk | Financial assets | Public sector entity
Disclosure of detailed information about financial instruments [line items]
Net exposure		1,000
Credit risk | Financial assets | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	31,700	33,900
Credit risk | Financial assets | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	147,100	145,700
Credit risk | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,300	5,200
Adjustment to carrying amount from exposure	100
Credit risk | Cash and cash equivalents | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	1,000	1,000
Credit risk | Cash and cash equivalents | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	6,100	4,200
Credit risk | Cash and cash equivalents | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure		0
Credit risk | Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,400	4,200
Adjustment to carrying amount from exposure	0	100
Credit risk | Treasuries/government bonds | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	13,400	4,100
Credit risk | Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	43,200	52,800
Adjustment to carrying amount from exposure	200	(100)
Credit risk | Other interest-bearing securities except loans | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	14,900	13,200
Credit risk | Other interest-bearing securities except loans | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	9,400	16,600
Credit risk | Other interest-bearing securities except loans | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	5,100	6,300
Credit risk | Other interest-bearing securities except loans | Public sector entity
Disclosure of detailed information about financial instruments [line items]
Net exposure		1,000
Credit risk | Other interest-bearing securities except loans | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	12,900	15,200
Credit risk | Other interest-bearing securities except loans | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	700	600
Credit risk | Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	47,500	48,700
Adjustment to carrying amount from exposure	(300)	(300)
Credit risk | Loans in the form of interest-bearing securities | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure		600
Credit risk | Loans in the form of interest-bearing securities | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	47,800	48,400
Credit risk | Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,900	13,500
Adjustment to carrying amount from exposure	6,700	3,100
Cash collateral under the security agreements for derivative contracts	6,900	3,200
Credit risk | Loans to credit institutions | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	10,800	4,800
Credit risk | Loans to credit institutions | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	400	500
Credit risk | Loans to credit institutions | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	4,100	4,200
Credit risk | Loans to credit institutions | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	900	900
Credit risk | Loans to the public
Disclosure of detailed information about financial instruments [line items]
Financial assets	200,200	224,400
Adjustment to carrying amount from exposure	(2,200)	(1,900)
Credit risk | Loans to the public | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	100,400	124,400
Credit risk | Loans to the public | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	1,000	1,000
Credit risk | Loans to the public | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	0	700
Credit risk | Loans to the public | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	3,400	4,400
Credit risk | Loans to the public | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	97,800	95,800
Credit risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,700	10,600
Adjustment to carrying amount from exposure	1,600	4,700
Credit risk | Derivatives | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	5,100	5,900
Credit risk | Derivatives | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure		0
Credit risk | Shares
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Adjustment to carrying amount from exposure		0
Credit risk | Shares | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure		0
Credit risk | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	800	300
Adjustment to carrying amount from exposure	800	100
Credit risk | Other assets | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure		200
Credit risk | Contingent liabilities and commitments
Disclosure of detailed information about financial instruments [line items]
Adjustment to carrying amount from exposure	0	(200)
Contingent liabilities and commitments	91,500	66,300
Credit risk | Contingent liabilities and commitments | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	76,300	49,300
Credit risk | Contingent liabilities and commitments | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	600	600
Credit risk | Contingent liabilities and commitments | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	500	200
Credit risk | Contingent liabilities and commitments | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	14,200	16,400
Credit risk | Interest-bearing securities and lending
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 330,100	kr 348,200
Percentage of net exposures	100.00%	100.00%
Credit risk | Interest-bearing securities and lending | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 140,500	kr 148,300
Percentage of net exposures	42.50%	42.60%
Credit risk | Interest-bearing securities and lending | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 10,900	kr 18,200
Percentage of net exposures	3.30%	5.30%
Credit risk | Interest-bearing securities and lending | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 5,100	kr 7,000
Percentage of net exposures	1.60%	2.00%
Credit risk | Interest-bearing securities and lending | Public sector entity
Disclosure of detailed information about financial instruments [line items]
Net exposure		kr 1,000
Percentage of net exposures		0.30%
Credit risk | Interest-bearing securities and lending | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 26,600	kr 28,000
Percentage of net exposures	8.10%	8.00%
Credit risk | Interest-bearing securities and lending | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 147,100	kr 145,700
Percentage of net exposures	44.60%	41.80%
Credit risk | Interest-bearing securities and lending | Equity exposures
Disclosure of detailed information about financial instruments [line items]
Net exposure		kr 0
Percentage of net exposures		0.00%